united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-231128

Centerstone Investors Trust

(Exact name of registrant as specified in charter)

135 5th Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

Philip Santopadre, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-503-5789

Date of fiscal year end: 3/31

Date of reporting period: 6/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017
Shares	Security	Fair Value

	COMMON STOCK - 68.59%
	CANADA - 2.85%
53,123	TransCanada Corp.	$ 2,532,437
46,773	Metro, Inc.	1,539,383
		4,071,820
	CHILE - 1.02%
55,365	Cia Cervecerias Unidas SA	1,452,778

	DENMARK - 2.75%
55,884	Topdanmark A/S *	1,784,587
81,457	Matas A/S	1,288,728
21,927	ISS A/S	861,203
		3,934,518
	FINLAND - 0.94%
61,892	Tikkurila Oyj	1,338,162

	FRANCE - 7.40%
22,096	Air Liquide SA	2,730,640
28,572	Schneider Electric SE	2,195,258
178,251	Havas SA	1,874,245
8,097	Sodexo SA	1,046,873
9,566	Eiffage SA	869,258
11,030	Danone SA	829,069
2,857	LVMH Moet Hennessy Louis Vuitton SE	712,340
4,958	Valeo SA	334,048
		10,591,731
	GERMANY - 4.13%
17,434	Fraport AG Frankfurt Airport Services Worldwide	1,539,218
65,255	Hamburger Hafen und Logistik AG	1,425,034
15,281	Bayerische Motoren Werke AG	1,418,597
12,345	Hornbach Holding AG & Co. KGaA	1,061,014
13,033	Hornbach Baumarkt AG	470,387
		5,914,250
	HONG KONG - 3.57%
1,217,226	Kerry Logistics Network Ltd.	1,799,152
736,517	Mandarin Oriental International Ltd.	1,473,034
143,000	Hongkong Land Holdings Ltd.	1,052,480
163,900	Hysan Development Co. Ltd.	781,981
		5,106,647
	INDONESIA - 0.98%
1,008,562	Indocement Tunggal Prakarsa Tbk PT	1,396,208

	JAPAN - 5.46%
255,736	Ichiyoshi Securities Co. Ltd.	2,144,112
70,151	Nagaileben Co. Ltd.	1,627,865
75,975	Mitsubishi Estate Co. Ltd.	1,414,125
25,673	Aica Kogyo Co. Ltd.	780,633
38,230	Sekisui Jushi Corp.	700,529
4,352	Shimano, Inc.	687,962
2,396	FANUC Corp.	461,306
		7,816,532
	MEXICO - 1.11%
226,456	Grupo Televisa SAB	1,104,907
25,040	Fresnillo PLC	484,634
		1,589,541
	NETHERLANDS - 0.03%
1,943	Koninklijke Ahold Delhaize NV	37,149

	PERU - 0.73%
30,284	Southern Copper Corp.	1,048,735

	SINGAPORE - 1.16%
121,869	Oversea-Chinese Banking Corp. Ltd.	955,124
425,366	ComfortDelGro Corp. Ltd.	710,617
		1,665,741
	SWEDEN - 3.09%
68,392	ICA Gruppen AB	2,545,815
52,443	Loomis AB	1,879,923
		4,425,738

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Shares	Security	Fair Value

	COMMON STOCK - 68.59% (continued)
	SWITZERLAND - 5.41%
5,015	Swatch Group AG	$ 1,851,926
21,020	Cie Financiere Richemont SA	1,731,755
18,263	Novartis AG	1,519,853
16,607	Nestle SA	1,445,254
4,653	Roche Holding AG	1,184,965
		7,733,753
	THAILAND - 3.77%
222,260	Siam City Cement PCL	2,126,420
2,500,000	Krung Thai Bank PCL	1,383,574
189,400	Bangkok Bank PCL	1,098,375
662,100	Thai Beverage PCL	432,824
65,350	Bangkok Bank PCL (NVDR)	355,895
		5,397,088
	UNITED KINGDOM - 1.11%
246,242	Rotork PLC	754,970
23,205	Weir Group PLC	523,166
9,620	Spectris PLC	316,121
		1,594,257
	UNITED STATES - 23.08%
20,460	WW Grainger, Inc.	3,693,644
12,940	3M Co.	2,693,979
35,322	Colgate-Palmolive Co.	2,618,420
114,039	Mosaic Co.	2,603,510
47,346	Coach Inc.	2,241,360
42,476	Target Corp.	2,221,070
27,497	CVS Health Corp.	2,212,409
19,850	Omnicom Group, Inc.	1,645,565
95,755	NOW, Inc. *	1,539,740
29,379	Sonoco Products Co.	1,510,668
20,314	EnerSys	1,471,749
24,500	Emerson Electric Co.	1,460,690
9,485	McDonald's Corp.	1,452,723
11,212	Scotts Miracle-Gro Co.	1,003,025
7,999	United Technologies Corp.	976,758
6,091	Snap-on, Inc.	962,378
10,511	Wal-Mart Stores, Inc.	795,472
12,593	CarMax, Inc. *	794,115
8,853	TJX Cos, Inc.	638,921
12,754	Comcast Corp.	496,386
		33,032,582

	TOTAL COMMON STOCK (Cost - $91,050,040)	98,147,230

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Principal	Security	Coupon	Maturity	Fair Value

	BONDS & NOTES - 10.02%
	LUXEMBOURG - 0.42%
$ 600,000	Actavis Funding SCS	2.35%	3/12/2018	$ 602,505

	NETHERLANDS - 0.51%
701,000	LyondellBasell Industries NV	5.00%	4/15/2019	732,854

	SWITZERLAND - 0.51%
700,000	UBS Group Funding Switzerland AG - 144A	2.94%	4/14/2021	724,841

	UNITED KINGDOM - 0.20%
276,000	Vodafone Group PLC	4.63%	7/15/2018	283,830

	UNITED STATES - 8.38%
1,500,000	Xilinx, Inc.	2.13%	3/15/2019	1,506,731
1,000,000	Synchrony Financial	2.60%	1/15/2019	1,005,340
939,000	Bank of America Corp.	5.65%	5/1/2018	968,487
961,000	Kraft Heinz Foods Co.	2.00%	7/2/2018	963,433
812,000	Ford Motor Credit Co. LLC	2.55%	10/5/2018	817,345
800,000	Mondelez International, Inc.	1.69%	2/1/2019	803,112
881,000	Men's Wearhouse, Inc.	7.00%	7/1/2022	770,875
700,000	Anthem, Inc.	7.00%	2/15/2019	753,192
750,000	United Technologies Corp.	1.78%	5/4/2018	750,962
700,000	Goldman Sachs Group, Inc.	2.80%	11/29/2023	722,557
550,000	PHI, Inc.	5.25%	3/15/2019	508,750
500,000	Talen Energy Supply LLC	6.50%	5/1/2018	505,000
500,000	Wells Fargo & Co.	1.85%	1/30/2020	503,254
420,000	Kindred Healthcare, Inc.	8.00%	1/15/2020	441,000
350,000	Clear Channel Worldwide Holdings, Inc.	7.63%	3/15/2020	348,250
245,000	Verizon Communications, Inc.	2.99%	9/14/2018	249,433
146,000	Wells Fargo & Co.	2.56%	3/4/2021	150,176
140,000	HRG Group, Inc.	7.88%	7/15/2019	143,500
80,000	Spectra Energy Partners LP	2.95%	9/25/2018	80,901
				11,992,298

	TOTAL BONDS & NOTES (Cost - $14,376,935)			14,336,328

Shares
	EXCHANGE TRADED FUND - COMMODITY - 3.00%
36,394	SPDR Gold Shares *			4,295,220

	TOTAL EXCHANGE TRADED FUND - COMMODITY (Cost - $4,319,629)			4,295,220

	REAL ESTATE INVESTMENT TRUSTS - 1.73%
5,904	Unibail-Rodamco SE			1,487,900
65,652	Monmouth Real Estate Investment Corp.			988,063

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $2,282,196)			2,475,963

Principal

	US GOVERNMENT & AGENCY OBLIGATIONS - 10.27%
	US TREASURY NOTES - 10.27%
$ 12,500,000	United States Treasury Note	1.12%	4/30/2019	12,497,400
2,200,000	United States Treasury Note	1.19%	1/31/2019	2,202,965

	TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost - $14,706,420)			14,700,365

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Shares	Security	Fair Value
	SHORT-TERM INVESTMENTS - 8.04%
	MONEY MARKET FUND - 8.04%
11,501,045	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.80% ^	$ 11,501,045
	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,501,045)	11,501,045

	TOTAL INVESTMENTS - 101.65% (Cost - $138,236,265) (a)	$ 145,456,151
	LIABILITIES LESS OTHER ASSETS - (1.65) %	(2,361,550)
	NET ASSETS - 100.00%	$ 143,094,601

NVDR-Non-Voting Depository Receipt
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $724,841 or 0.5% of net assets
* Non-income producing security
^ Interest rate reflects seven-day effective yield on June 30, 2017
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $138,639,110 and differs from fair value by net unrealized appreciation of:

	Gross unrealized appreciation:	$ 8,418,667
	Gross unrealized depreciation:	(1,601,626)
	Net unrealized appreciation:	$ 6,817,041

Centerstone Investors Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

As of June 30, 2017 the following Forward Foreign Currency Exchange Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS
						Unrealized
	Settlement		Local Currency Amount	US $	US $	Appreciation/
Foreign Currency	Date	Counterparty	Purchased/Sold	Equivalent	Value at June 30, 2017	(Depreciation) *
To Buy:
British Pound	7/3/2017	State Street Bank	68,389	$ 88,806	$ 89,083	$ 277
Canadian Dollar	7/6/2017	State Street Bank	326,291	251,278	251,643	365
Danish Krone	7/3/2017	State Street Bank	710,690	109,021	109,182	161
Euro	7/3/2017	State Street Bank	457,211	521,985	522,292	307
Swedish Krona	7/3/2017	State Street Bank	2,925,532	345,487	347,320	1,833
Swiss Franc	7/3/2017	State Street Bank	216,572	225,967	225,901	(66)
				$ 1,542,544	$ 1,545,421	$ 2,877

To Sell:
Canadian Dollar	7/24/2017	State Street Bank	860,000	$ 630,107	$ 663,498	$ (33,391)
Chilean Peso	12/15/2017	State Street Bank	390,000,000	585,663	584,318	1,345
Danish Krone	8/17/2017	State Street Bank	4,500,000	656,405	693,108	(36,703)
Euro	7/25/2017	State Street Bank	3,125,000	3,416,231	3,574,244	(158,013)
Japanese Yen	8/17/2017	State Street Bank	116,500,000	1,042,529	1,037,970	4,559
Singapore Dollar	8/17/2017	State Street Bank	615,000	435,053	447,049	(11,996)
Swedish Krona	7/25/2017	State Street Bank	7,200,000	814,133	855,935	(41,802)
Swiss Franc	8/17/2017	State Street Bank	790,000	792,963	826,457	(33,494)
				$ 8,373,084	$ 8,682,579	$ (309,495)

* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of June 30, 2017.
Sector Allocation (based on total value of investments as of June 30, 2017)
Consumer Discretionary					20.86%
Industrials					15.48%
Consumer Staples					14.67%
Financials					11.37%
US Government & Agency Obligations					10.11%
Materials					7.16%
Communications					4.13%
Energy					3.20%
Technology					1.04%
Real Estate Investment Trusts					0.67%
Utilities					0.35%
Diversified					0.10%
Gold					2.95%
Short-Term Investments					7.91%
Total					100.00%

Percentages may differ from Portfolio of Investments which are based on Fund net assets.

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017
Shares	Security	Fair Value

	COMMON STOCK - 75.32%
	CANADA - 4.42%
43,096	TransCanada Corp.	$ 2,054,438
42,690	Metro, Inc.	1,405,004
		3,459,442
	CHILE - 1.53%
45,536	Cia Cervecerias Unidas SA	1,194,865

	DENMARK - 4.25%
44,244	Topdanmark A/S *	1,412,878
71,997	Matas A/S	1,139,062
19,692	ISS A/S	773,421
		3,325,361
	FINLAND - 1.76%
63,806	Tikkurila Oyj	1,379,544

	FRANCE - 12.84%
20,840	Air Liquide SA	2,575,423
26,194	Schneider Electric SE	2,012,550
131,488	Havas SA	1,382,549
15,918	Danone SA	1,196,476
3,855	LVMH Moet Hennessy Louis Vuitton SE	961,173
9,135	Eiffage SA	830,093
6,164	Sodexo SA	796,953
4,354	Valeo SA	293,353
		10,048,570
	GERMANY - 6.01%
13,572	Fraport AG Frankfurt Airport Services Worldwide	1,198,248
12,761	Bayerische Motoren Werke AG	1,184,655
53,259	Hamburger Hafen und Logistik AG	1,163,066
8,669	Hornbach Holding AG & Co. KGaA	745,073
11,509	Hornbach Baumarkt AG	415,382
		4,706,424
	HONG KONG - 5.30%
932,577	Kerry Logistics Network Ltd.	1,378,419
592,083	Mandarin Oriental International Ltd.	1,184,166
169,900	Hysan Development Co. Ltd.	810,607
105,050	Hongkong Land Holdings Ltd.	773,168
		4,146,360
	INDONESIA - 1.41%
797,113	Indocement Tunggal Prakarsa Tbk PT	1,103,488

	JAPAN - 8.90%
215,764	Ichiyoshi Securities Co. Ltd.	1,808,984
61,824	Nagaileben Co. Ltd.	1,434,636
63,825	Mitsubishi Estate Co. Ltd.	1,187,976
26,142	Aica Kogyo Co. Ltd.	794,893
4,138	Shimano, Inc.	654,133
32,620	Sekisui Jushi Corp.	597,731
2,514	FANUC Corp.	484,025
		6,962,378
	MEXICO - 1.68%
193,558	Grupo Televisa SAB	944,393
19,217	Fresnillo PLC	371,934
		1,316,327
	NETHERLANDS - 0.03%
1,113	Koninklijke Ahold Delhaize NV	21,280

	PERU - 1.06%
23,919	Southern Copper Corp.	828,315

	SINGAPORE - 2.00%
122,501	Oversea-Chinese Banking Corp. Ltd.	960,077
362,634	ComfortDelGro Corp. Ltd.	605,817
		1,565,894
	SWEDEN - 5.14%
65,668	ICA Gruppen AB	2,444,418
43,956	Loomis AB	1,575,690
		4,020,108

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Shares	Security			Fair Value
	COMMON STOCK - 75.32% (continued)
	SWITZERLAND - 8.65%
4,443	Swatch Group AG			$ 1,640,699
19,011	Cie Financiere Richemont SA			1,566,242
14,181	Nestle SA			1,234,127
4,577	Roche Holding AG			1,165,610
13,961	Novartis AG			1,161,839
				6,768,517
	THAILAND - 5.94%
188,804	Siam City Cement PCL			1,806,338
2,200,000	Krung Thai Bank PCL			1,217,545
163,400	Bangkok Bank PCL			947,595
621,200	Thai Beverage PCL			406,087
49,450	Bangkok Bank PLC (NVDR)			269,304
				4,646,869
	UNITED KINGDOM- 1.67%
193,023	Rotork PLC			591,802
11,560	Spectris PLC			379,871
15,008	Weir Group PLC			338,362
				1,310,035
	UNITED STATES - 2.73%
93,471	Mosaic, Co.			2,133,943

	TOTAL COMMON STOCK (Cost - $53,555,107)			58,937,720

Principal		Coupon	Maturity
	BONDS & NOTES - 0.16%
	UNITED KINGDOM - 0.16%
$ 124,000	Vodafone Group PLC	4.63%	7/15/2018	127,518

	TOTAL BONDS & NOTES (Cost - $128,049)			127,518

Shares
	EXCHANGE TRADED FUND - COMMODITY - 2.96%
19,649	SPDR Gold Shares *			2,318,975

	TOTAL EXCHANGE TRADED FUND - COMMODITY (Cost - $2,307,043)			2,318,975

	REAL ESTATE INVESTMENT TRUSTS - 1.51%
4,684	Unibail-Rodamco SE			1,180,441

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $1,121,610)			1,180,441
Principal
	US GOVERNMENT & AGENCY OBLIGATIONS - 14.06%
	US TREASURY NOTE - 14.06%
$ 8,500,000	United States Treasury Note	1.12%	4/30/2019	8,498,232
2,500,000	United States Treasury Note	1.19%	1/31/2019	2,503,370
				11,001,602

	TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost - $11,004,557)			11,001,602

	SHORT-TERM INVESTMENTS - 7.37%
	US TREASURY BILL - 1.70%
1,340,000	United States Treasury Bill	0.75%	4/30/2018	1,334,138

Shares
	MONEY MARKET FUND - 5.67%
4,436,131	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.80% ^			4,436,131

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,775,565)			5,770,269

	TOTAL INVESTMENTS - 101.38% (Cost - $73,891,931) (a)			$ 79,336,525
	LIABILITIES LESS OTHER ASSETS - (1.38) %			(1,085,814)
	NET ASSETS - 100.00%			$ 78,250,711

NVDR-Non-Voting Depository Receipt
* Non-income producing security
^ Interest rate reflects seven-day effective yield on June 30, 2017
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $74,019,259 and differs from fair value by net unrealized appreciation of:
		Gross unrealized appreciation:		$ 5,818,997
		Gross unrealized depreciation:		(501,731)
		Net unrealized appreciation:		$ 5,317,266

Centerstone International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

As of June 30, 2017 the following Forward Foreign Currency Exchange Contracts were open:

FORWARD FOREIGN CURRENCY CONTRACTS
						Unrealized
	Settlement		Local Currency Amount	US $	US $	Appreciation/
Foreign Currency	Date	Counterparty	Purchased/Sold	Equivalent	Value at June 30, 2017	(Depreciation) *
To Buy:
Euro	7/3/2017	State Street Bank	135,173	$ 154,431	$ 154,414	$ (17)
Hong Kong Dollar	7/3/2017	State Street Bank	669,422	85,754	85,750	(4)
Japanese Yen	7/3/2017	State Street Bank	41,113,036	365,002	365,581	579
Mexican Peso	7/5/2017	State Street Bank	1,278,163	70,718	70,366	(352)
Swedish Krona	7/3/2017	State Street Bank	944,593	111,177	112,143	966
Swiss Franc	7/3/2017	State Street Bank	156,820	163,806	163,575	(231)
				$ 950,888	$ 951,829	$ 941

To Sell:
Canadian Dollar	7/24/2017	State Street Bank	774,930	$ 571,324	$ 597,866	$ (26,542)
Chilean Peso	12/15/2017	State Street Bank	310,000,000	465,527	464,457	1,070
Danish Krone	8/17/2017	State Street Bank	4,075,000	604,185	627,648	(23,463)
Euro	7/25/2017	State Street Bank	2,800,000	3,074,198	3,202,523	(128,325)
Japanese Yen	8/17/2017	State Street Bank	90,000,000	807,837	801,609	6,228
Singapore Dollar	8/17/2017	State Street Bank	550,000	389,013	399,800	(10,787)
Swedish Krona	7/25/2017	State Street Bank	5,700,000	644,378	677,616	(33,238)
Swiss Franc	8/17/2017	State Street Bank	709,400	712,061	742,138	(30,077)
				$ 7,268,523	$ 7,513,657	$ (245,134)

* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of June 30, 2017.
Sector Allocation (based on total value of investments as of June 30, 2017)
Consumer Staples					17.32%
Consumer Discretionary					15.15%
US Government & Agency Obligations					13.87%
Industrials					13.52%
Financials					11.83%
Materials					10.94%
Communications					3.09%
Energy					2.59%
Real Estate Investment Trusts					1.49%
Gold					2.93%
Short-Term Investments					7.27%
Total					100.00%

Percentages may differ from Portfolio of Investments which are based on Fund net assets.

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Note 1 - Organization and Significant Accounting Policies

The Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) are each a series of Centerstone Investors Trust, (the “Trust”) a Delaware statutory trust. The Trust is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified series of the Trust. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the U.S. market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-U.S.) markets.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Investment Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. If market quotations are not readily available, then securities may be valued at fair value as determined by the Board (or its delegate).  Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current bid price on such over-the-counter market.  Debt securities not traded on an exchange may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.  The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into U.S. dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price at 4:00 p.m. Eastern Time (“ET”).  Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Forward contracts are valued at the current cost of covering or offsetting such contacts by reference to forward currency rates at the time the NYSE closes (normally 4:00 pm ET).Securities in which the Funds invest may be traded in markets that close before 4:00 pm ET. Normally, developments that occur between the close of the foreign markets and 4:00 pm ET will not be reflected in a Fund’s NAV. However, the Funds may determine that such developments are significant that they will affect the value of a Fund’s securities, and the Fund may adjust the previous local closing prices to reflect fair value for these securities as of 4:00 pm ET.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of trustees of the Underlying Funds.

Fair Valuation Process - If market quotations are not readily available, or if, in the opinion of the Advisor, the prices or values available do not represent fair value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee (the “Committee”) in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. The Committee is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

As noted, the Committee is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value; (v) restricted securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the Committee may determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Centerstone Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Funds' assets and liabilities carried at fair value:

Centerstone Investors Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 98,147,230	$ -	$ -	$ 98,147,230
Bonds & Notes	-	14,336,328	-	14,336,328
Exchange Traded Fund - Commodity	4,295,220	-	-	4,295,220
Real Estate Investment Trusts	2,475,963	-	-	2,475,963
US Government & Agency Obligations	-	14,700,365	-	14,700,365
Short-Term Investments	11,501,045	-	-	11,501,045
Forward Foreign Currency Contracts *	-	8,847	-	8,847
Total	$ 116,419,458	$ 29,045,540	$ -	$ 145,464,998
Liabilities - Derivatives
Forward Foreign Currency Contracts *	$ -	$ 315,465	$ -	$ 315,465

Centerstone International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 58,937,720	$ -	$ -	$ 58,937,720
Bonds & Notes	-	127,518	-	127,518
Exchange Traded Fund - Commodity	2,318,975	-	-	2,318,975
Real Estate Investment Trusts	1,180,441			1,180,441
US Government & Agency Obligations	-	11,001,602	-	11,001,602
Short-Term Investments	4,436,131	1,334,138	-	5,770,269
Forward Foreign Currency Contracts *	-	8,843	-	8,843
Total	$ 66,873,267	$ 12,472,101	$ -	$ 79,345,368
Liabilities - Derivatives
Forward Foreign Currency Contracts *	$ -	$ 253,036	$ -	$ 253,036

* Forward Foreign Currency Contracts are valued at gross unrealized appreciation (depreciation) on the investment.
The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the period. It is the Funds' policy to recognize transfers into or out of any Level at the end of the reporting period.

Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

Forward Currency Contracts - As foreign securities are purchased and sold, the Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may also enter into forward currency contracts as an investment strategy consistent with the Fund’s investment objective.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

The notional value of the derivative instruments outstanding as of June 30, 2017, as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Funds.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centerstone Investors Trust

By

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 8/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 8/29/17

By

/s/ Philip Santopadre

Philip Santopadre, Principal Financial Officer/Treasurer

Date 8/29/17